Operating Leases (Q3) (Details) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023 USD ($) $ / ft² ft²	Dec. 31, 2022 USD ($) $ / ft² ft²
Operating Leases [Abstract]
Area of property leased under operating lease | ft²	23,000	23,000
Monthly rent and common area maintenance charges | $	$ 32	$ 31
Annual base rent (per square foot)	10.5	10.5
Minimum [Member]
Operating Leases [Abstract]
Annual increase per square foot (in dollars per square foot)	0.32	0.32
Maximum [Member]
Operating Leases [Abstract]
Annual increase per square foot (in dollars per square foot)	0.34	0.34